UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
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Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY           February 14, 2012
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    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:          41
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Form 13F Information Table Value Total:     594,437
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
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ALLIANCE BANCORP PA NEW      COM           01890A108     5,354       497,127    SH           SOLE        N/A           497,127
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ASB BANCORP INC N C          COM           00213T109     6,481       553,970    SH           SOLE        N/A           553,970
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ASML HOLDING N V             NY REG SHS    N07059186    49,912     1,194,350    SH           SOLE        N/A         1,194,350
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BANK OF AMERICA CORP         *W EXP
                             01/16/2019    060505146    13,541     6,703,475    SH           SOLE        N/A         6,703,475
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CAMCO FINL CORP              COM           132618109       891       713,088    SH           SOLE        N/A           713,088
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CON-WAY INC                  COM           205944101    20,318       696,789    SH           SOLE        N/A           696,789
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ENSCO PLC                    SPONSORED ADR 29358Q109    36,460       777,075    SH           SOLE        N/A           777,075
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ENSCO PLC                    COM           29358Q909     7,038       150,000         CALL    SOLE        N/A           150,000
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FEDFIRST FINL CORP NEW       COM           31429C101       386        28,155    SH           SOLE        N/A            28,155
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FIRST CONN BANCRP INC MD     COM           319850103       269        20,700    SH           SOLE        N/A            20,700
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FIRST FINL NORTHWEST IN      COM           32022K102     1,274       215,937    SH           SOLE        N/A           215,937
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FRANKLIN FINL CORP VA        COM           35353C102     8,051       680,000    SH           SOLE        N/A           680,000
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GOLDMAN SACHS GRP INC        COM           38141G954    27,581       305,000         PUT     SOLE        N/A           305,000
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GROUP 1 AUTOMOTIVE INC       COM           398905109    33,155       640,065    SH           SOLE        N/A           640,065
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HERITAGE FINL GROUP INC      COM           42726X102     6,372       540,000    SH           SOLE        N/A           540,000
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HOME BANCORP INC             COM           43689E107    11,858       765,060    SH           SOLE        N/A           765,060
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HOME FED BANCORP INC MD      COM           43710G105    16,334     1,570,547    SH           SOLE        N/A         1,570,547
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HOME FED BANCORP LA NEW      COM           43708L108       929        65,471    SH           SOLE        N/A            65,471
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HUNTINGTON INGALLS INDS      COM           446413906    29,499       943,071    SH           SOLE        N/A           943,071
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IF BANCORP INC               COM           44951J105     1,586       141,396    SH           SOLE        N/A           141,396
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KAISER FED FINL GROUP INC    COM           483056107     5,922       461,922    SH           SOLE        N/A           461,922
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KEYCORP NEW                  COM           493267108    11,151     1,450,000    SH           SOLE        N/A         1,450,000
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LILLY ELI & CO               COM           532457908    24,936       600,000         CALL    SOLE        N/A           600,000
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LOUISIANA BANCORP NEW        COM           54619P104       978        61,697    SH           SOLE        N/A            61,697
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MORGAN STANLEY               COM           617446958    15,130     1,000,000   .SH   PUT     SOLE        N/A         1,000,000
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NAUGATUCK VY FINL  MD         COM          63906P107     3,808       560,851    SH           SOLE        N/A           560,851
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NOBLE CORPORATION BAAR       NAMEN -AKT    H5833N103    42,769     1,415,255    SH           SOLE        N/A         1,415,255
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NOBLE CORPORATION BAAR       NAMEN -AKT    H5833N903     7,555       250,000         CALL    SOLE        N/A           250,000
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PFIZER INC                   COM           717081103    44,703     2,065,748    SH           SOLE        N/A         2,065,748
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POAGE BANKSHARES INC         COM           730206109       738        67,627    SH           SOLE        N/A            67,627
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REGIONS FINL. CORP NEW       COM           7591EP100    33,216     7,724,611    SH           SOLE        N/A         7,724,611
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RESEARCH IN MOTION LTD       COM           760975902     5,510       380,000         CALL    SOLE        N/A           380,000
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SANOFI                       SPONSORED ADR 80105N105    39,685     1,086,063    SH           SOLE        N/A         1,086,063
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SANOFI                       RIGHT
                             12/31/2020    80105N113     1,993     1,661,048    SH           SOLE        N/A         1,661,048
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SP BANCORP INC               COM           78468K106     1,420       138,000    SH           SOLE        N/A           138,000
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SUPERMEDIA INC               COM           868447103       172        64,971    SH           SOLE        N/A            64,971
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TECH DATA CORP               COM           878237106    27,093       548,325    SH           SOLE        N/A           548,325
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WABCO HLDGS INC              COM           92927K102    17,966       413,957    SH           SOLE        N/A           413,957
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WABCO HLDGS INC              COM           92927K952     3,038        70,000         PUT     SOLE        N/A            70,000
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WELLS FARGO & CO NEW         *W EXP
                             10/28/2018    949746119    27,026     3,149,884    SH           SOLE        N/A         3,149,884
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WOLVERINE BANCORP INC        COM           977880103     2,339       165,870    SH           SOLE        N/A           165,870
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